PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-  PROPERTY AND EQUIPMENT, NET

The composition of property and equipment, net is as follows:

	December 31,
	2015	2016

Cost:
Leasehold improvements	$10,451	$12,127
Computers, peripheral equipment and electronic equipment	6,242	6,693
Office furniture and equipment	2,037	2,556

	18,730	21,376

Less accumulated depreciation	9,996	12,626

Depreciated cost	$8,734	$8,750

Depreciation expense amounted to $ 2,662, $ 4,999 and $ 4,538 for the years ended December 31, 2014, 2015 and 2016, respectively.

During 2016, the Company recorded a reduction of approximately $ 1,908 to the cost and accumulated depreciation of fully depreciated equipment no longer in use, following an assessment made by the Company.